GW & K Municipal Enhanced Yield Fund (Prospectus Summary): | GW & K Municipal Enhanced Yield Fund
GW&K Municipal Enhanced Yield Fund

MANAGERS AMG FUNDS

GW&K Municipal Enhanced Yield Fund

Supplement dated July 1, 2011 to the

Prospectus dated May 1, 2011

The following information supplements and supersedes any information to the contrary relating to the GW&K Municipal Enhanced Yield Fund (the “Fund”), a series of Managers AMG Funds (the “Trust”), contained in the Fund’s prospectus dated May 1, 2011 (the “Prospectus”).

At a meeting held on June 9-10, 2011, the Trust’s Board of Trustees approved a new contractual expense limitation with respect to the Fund described in further detail below and in the footnotes to the Fund’s expense table. Effective July 1, 2011, Managers Investment Group LLC has contractually agreed, until at least May 1, 2013, to limit the Fund’s total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 0.64% of average daily net assets of the Fund. Immediately prior to July 1, 2011, the Fund had a contractual expense limitation of 0.79%.

Effective July 1, 2011, the “Annual Fund Operating Expenses” table under the section titled “Fees and Expenses of the Fund” and  the section titled “Expense Example” on page 8 of the Prospectus are hereby replaced with the following:

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GW & K Municipal Enhanced Yield Fund		Investor Class	Service Class	Institutional Class
Management Fee		0.50%	0.50%	0.50%
Distribution and Service (12b-1) Fees		0.25%	none	none
Other Expenses		0.82%	0.81%	0.59%
Total Annual Fund Operating Expenses		1.57%	1.31%	1.09%
Fee Waiver and ExpenseReimbursements	[1]	(0.45%)	(0.45%)	(0.45%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements		1.12%	0.86%	0.64%
[1]	Managers Investment Group LLC (the “Investment Manager”) and Gannett Welsh & Kotler, LLC (“GW&K”) have contractually agreed, through at least May 1, 2013, to waive management fees and/or reimburse Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 0.64% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund’s contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements to exceed the contractual expense limitation amount. Under such arrangement, if the maximum amount of shareholder servicing fees and distribution and service (12b-1) fees were charged to the classes under the current applicable plans, the total annual fund operating expenses (excluding the other items noted in the parenthetical above) of the Investor Class, Service Class, and Institutional Class would be 1.14%, 0.89% and 0.64%, respectively, of the average daily net assets of such classes. The contractual expense limitation may only be terminated upon termination of the Fund’s investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the Fund’s Board of Trustees.

EXPENSE EXAMPLE

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expense remain the same. The Example reflects the impact of the Fund’s contractual expense limitation through May 1, 2013. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example GW & K Municipal Enhanced Yield Fund (USD $)	Expense Example, With Redemption, No Expense Reimbursement, 1 Year	Expense Example, With Redemption, No Expense Reimbursement, 2 Years	Expense Example, With Redemption, No Expense Reimbursement, 3 Years	Expense Example, With Redemption, No Expense Reimbursement, 4 Years
Investor Class	114	412	774	1,795
Service Class	88	331	636	1,504
Institutional Class	65	262	518	1,252